INCOME TAXES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Expected income tax benefit at U.S. rates	$ 14,713	$ 5,549
Difference between U.S. rate and rates applicable to subsidiaries in other jurisdictions	238	(301)
Expenditures not deductible for tax purposes	(198)	(43)
Non-deductible officer compensation	(1,656)
Fair market value changes	1,590
Expiry of foreign taxable losses	(4,493)	6,218
Other	599	502
Valuation allowance on tax benefits	(11,817)	(13,385)
UK R&D tax credits	1,714	2,242
Income tax benefit	$ 690	$ 782